Inventories	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Inventories
18. INVENTORIES

	2021	2020
Non-Current
Spare Parts	3,259,090	3,368,536
Allowance for obsolete inventories	(175,110)	(114,002)

Total	3,083,980	3,254,534

Current
Finished products	595,160	711,003
Production in progress	2,005,445	1,358,417
Raw materials, materials and spare parts	5,198,918	5,297,693
Fuels	897,799	922,273

Total	8,697,322	8,289,386